Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment

	REGULATED									NON-REGULATED
Year Ended	United States			Canada						Energy		Inter-
December 31, 2017		UNS	Central	FortisBC	Fortis	FortisBC	Eastern			Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Canadian	Caribbean	Total	structure	and Other	eliminations	Total
Revenue	1,575	2,080	872	1,198	600	398	1,062	301	8,086	226	1	(12)	8,301
Energy supply costs	—	711	260	411	—	142	692	144	2,360	2	—	(1)	2,361
Operating expenses	436	609	402	298	198	89	134	44	2,210	49	13	(11)	2,261
Depreciation and amortization	220	260	65	198	190	62	95	55	1,145	32	2	—	1,179
Operating income	919	500	145	291	212	105	141	58	2,371	143	(14)	—	2,500
Other income, net	40	19	8	20	2	1	1	7	98	1	29	(1)	127
Finance charges	259	101	41	116	93	37	56	18	721	5	189	(1)	914
Income tax expense	371	148	42	40	1	14	22	—	638	19	(69)	—	588
Net earnings	329	270	70	155	120	55	64	47	1,110	120	(105)	—	1,125
Non-controlling interests	57	—	—	1	—	—	—	13	71	26	—	—	97
Preference share dividends	—	—	—	—	—	—	—	—	—	—	65	—	65
Net earnings attributable to common equity shareholders	272	270	70	154	120	55	64	34	1,039	94	(170)	—	963
Goodwill	7,698	1,733	566	913	227	235	67	178	11,617	27	—	—	11,644
Total assets	17,581	8,596	3,188	6,418	4,454	2,197	2,489	1,325	46,248	1,605	76	(107)	47,822
Capital expenditures	982	534	220	446	414	105	156	146	3,003	21	—	—	3,024

Year Ended
December 31, 2016
($ millions)
Revenue	334	2,002	849	1,151	572	377	1,063	301	6,649	193	9	(13)	6,838
Energy supply costs	—	740	253	347	—	132	698	137	2,307	35	—	(1)	2,341
Operating expenses	151	605	387	295	189	88	136	45	1,896	39	108	(12)	2,031
Depreciation and amortization	46	264	61	198	180	57	91	54	951	28	4	—	983
Operating income	137	393	148	311	203	100	138	65	1,495	91	(103)	—	1,483
Other income, net	9	7	5	17	3	—	2	9	52	2	—	(1)	53
Finance charges	54	102	40	125	85	37	55	15	513	4	162	(1)	678
Income tax expense	20	99	43	51	—	9	21	—	243	3	(101)	—	145
Net earnings	72	199	70	152	121	54	64	59	791	86	(164)	—	713
Non-controlling interests	13	—	—	1	—	—	—	13	27	26	—	—	53
Preference share dividends	—	—	—	—	—	—	—	—	—	—	75	—	75
Net earnings attributable to common equity shareholders	59	199	70	151	121	54	64	46	764	60	(239)	—	585
Goodwill	8,246	1,854	605	913	227	235	67	190	12,337	27	—	—	12,364
Total assets	18,000	8,935	3,214	6,230	4,057	2,143	2,394	1,344	46,317	1,502	130	(45)	47,904
Capital expenditures	223	524	233	336	375	74	161	106	2,032	19	10	—	2,061

Schedule of significant inter-company transactions
Inter-company balances and inter-company transactions, including any related inter-company profit, are eliminated on consolidation, except for certain inter-company transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities. The significant inter-company transactions for 2017 and 2016 are summarized in the following table.

(in millions)	2017	2016
Sale of capacity from Waneta Expansion to FortisBC Electric	$46	$45
Sale of energy from BECOL to Belize Electricity	35	33
Lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy	24	17